Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
CURRENT ASSETS
Cash	$ 51,314		$ 348,655		$ 1,430
Accounts receivable, net	17,498
Inventories	66,015		73,922
Advance in purchase of machinery	127,436
Prepaid expenses	520		12,200		154,519
Advance to a related company					97,882
Deposits	29,246		29,888		127,664
Other receivables	110,384		113,108		54,468
Total Current Assets	402,413		577,773		435,963
NON-CURRENT ASSETS
Property and equipment, net	1,456,413		1,593,400		1,598
Intangible assets, net	2,756		262		337
Operating right-of-use assets	29,439
Deferred merger costs					704,334
Total Non-current Assets	1,488,608		1,593,662		706,269
Total Assets	1,891,021		2,171,435		1,142,232
CURRENT LIABILITIES
Loans from third parties	607,253		600,626		510,234
Loans from prior shareholders	474,203		358,326
Payables to prior shareholders	3,010,125		2,159,866
Other payables and accrued expenses	1,134,526		1,232,422		390,257
Loan from a director			254,449
Loans from a shareholder			103,877
Operating lease liabilities, current	29,439
Payable to directors			2,159,866		2,231,781
Compensation payable to a prior shareholder			737,894
Deferred underwriting commission payable			1,541,025
Provision for bonus	10,350,000		13,800,000
Total Current Liabilities	16,108,179		20,430,159		3,132,272
NON-CURRENT LIABILITIES
Payables to a prior shareholder	3,575,716
Compensation payable to a prior shareholder	1,250,459				5,338,273
Total Non-current Liabilities	4,826,175				5,338,273
Total Liabilities	20,934,354		20,430,159		8,470,545
COMMITMENTS AND CONTINGENCIES (See Note 19)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred share, $0.0001 par value; 1,000,000 shares authorized, no shares issued and outstanding as of September 30, 2024 and 2023
Ordinary shares value	14,804	[1]	14,674	[1]	13,775
Additional paid-in capital	29,743,558		7,812,836		587,499
Accumulated deficit	(48,567,032)		(25,798,897)		(7,983,590)
Accumulated other comprehensive loss	(234,663)		(287,337)		54,003
Total Shareholders’ Deficit	(19,043,333)		(18,258,724)		(7,328,313)
Total Liabilities and Shareholders’ Deficit	1,891,021		2,171,435		1,142,232
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value			14,674		13,775	[2]
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value
Previously Reported [Member]
CURRENT LIABILITIES
Loans from a shareholder	$ 502,633

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4